Common Stock - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Warrants to purchase common stock	345,461	356,517
Stock options outstanding	69,741	72,140
Stock options available for future grants	85,893	83,494
Total	651,943	512,151